CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2024	2023
Partnership Capital	$29,853	$34,016
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(20,568)	(23,661)
Deficit	5,674	4,419
Accumulated other comprehensive income	(1,335)	(1,161)
Ownership changes	(653)	(581)
Invested Capital	$12,971	$13,032
The following table presents the change in Invested Capital during year ended December 31, 2024 and 2023:

	For the year ended December 31,
US$ MILLIONS	2024	2023
Opening balance	$13,032	$12,281
Net redemption of preferred units	(72)	—
Issuance of limited partnership units, net of redemptions	11	—
Issuance of BIPC exchangeable LP Units	—	751
Ending balance	$12,971	$13,032
Weighted Average Invested Capital	$13,032	$12,478